ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
After-Tax
Foreign exchange translation adjustment	$ (274)	$ (372)	$ 302
Pension and other postretirement benefit adjustments	(407)	(233)	186
Changes in fair value of available for sale investments	5	(8)	(3)
Changes in fair value of cash flow hedges	11	15	(3)
Components of other comprehensive income (loss), net of tax	(665)	(598)	482
Accumulated other comprehensive income (loss)
Pre-tax
Foreign exchange translation adjustment	(269)	(354)	302
Pension and other postretirement benefit adjustments	(538)	(280)	245
Changes in fair value of available for sale investments	5	(8)	(3)
Changes in fair value of cash flow hedges	17	9	(4)
Changes in accumulated other comprehensive income, pretax	(785)	(633)	540
Tax
Foreign exchange translation adjustment	0	0	0
Pension and other postretirement benefit adjustments	131	47	(59)
Changes in fair value of available for sale investments	0	0	0
Changes in fair value of cash flow hedges	(6)	6	1
Other comprehensive income (loss), tax	125	53	(58)
After-Tax
Foreign exchange translation adjustment	(269)	(354)	302
Pension and other postretirement benefit adjustments	(407)	(233)	186
Changes in fair value of available for sale investments	5	(8)	(3)
Changes in fair value of cash flow hedges	11	15	(3)
Components of other comprehensive income (loss), net of tax	$ (660)	$ (580)	$ 482